UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

RICE HALL JAMES SMID CAP PORTFOLIO

RICE HALL JAMES SMALL CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018 (Unaudited)

SHAREHOLDERS’ LETTER

RHJ Funds Annual Report

Fiscal 2018 marked the reemergence of volatility in equity markets.

The period started with a bang with the passage of the Tax Reform and Jobs Acts in December, which propelled an already hot domestic economy and stock market further. The reduction in the statutory rate ensured accelerating earnings growth and made stretched valuations look more manageable. But after the strong initial move, trading became more challenged quickly with bouts of angst offset by sharp relief rallies. The year ended with a whimper with large and small cap stocks down -6.5% and -13.2% in September and October.

When all was said and done, the S&P 500 gained 7.4% while the Russell 2000 increased 1.9% during the year. Although it ebbed and flowed, growth trumped value on both ends of the market cap spectrum. International stock markets lagged badly with major developed and emerging market indices down -8.2% and -12.5%, respectively.

With U.S. GDP persisting over 3%, unemployment below 4%, and S&P 500 earnings on pace for the fastest growth rate since 2010, the question is: what happened to derail the market from the bullish underlying trends? We believe there were three primary developments during the year that contributed to increasing investor anxiety.

First, after the passage of tax reform, there was increasing attention on, and consternation about, the Trump administration’s protectionist trade policies and tact. While the initial focus was on NAFTA, it didn’t take long for the narrative to pivot squarely to China, which felt much more ominous and disruptive to global business and markets.

There was also an increasing divergence in stock market performance in the U.S. and abroad that quashed the old rhetoric of a “synchronized global expansion.” Some of the challenges overseas were idiosyncratic, such as the emerging market currency and financing spirals in Argentina and Turkey. Questions about the long-term sustainability of the Eurozone were also brought back to the forefront with the formation of the populist government in Italy. While these stories captured the headlines, the best explanation for the different stock market paths is that U.S. manufacturing and sentiment data have remained robust while comparable reports in Europe and Asia have faltered.

The last major change to the bull market script is that, after seven rate hikes in eight quarters, there is more unease about the sustainability of low interest rates than in the past. The most pressing concern is that domestic labor markets are extremely

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018 (Unaudited)

tight, which is a textbook precursor to rising inflation. The sentiment was reinforced by Amazon’s recent decision to increase its minimum wage to both full-time and temporary employees.

Although none of these issues were enough to derail the bull in isolation, their cumulative impact has started to weigh on global business and the domestic economy, and investors have taken notice. For example, while import tariffs are having “success” in crimping the Chinese economy, they are stifling demand in the most important market for U.S. industrial companies. The tariffs have also pushed higher input costs, compromising profitability and stoking inflationary fears at a time when higher interest rates were already beginning to choke-off auto and housing demand. These trends have led to a less certain outlook for the preponderance of public companies, and has left investors wondering — is this as good as it gets?

Because business, politics, and markets aren’t static, it is hard to know if these factors will still be as relevant (and intertwined) six to twelve months from now. What is clear, however, is that we have moved into a much more contentious phase of the President’s agenda, and it is occurring at a more difficult point in the interest rate cycle.

RHJ SMID Cap Portfolio

As of October 31, 2018	6 Months	Calendar YTD	1 Year
RHJ SMID Cap Portfolio	-1.79%	0.67%	3.46%
Russell 2500 Index	-0.80%	-0.80%	2.80%
Russell 2500 Growth Index	0.14%	1.87%	5.52%

For the year ended October 31, 2018, the RHJ SMID Cap Portfolio (“SMID Cap Portfolio”) returned 3.46%, outperforming the Russell 2500 Index return of 2.80%.

Our overweight to Industrials (25% vs. 16% index weight) combined with a -9% return was a detractor for the period. Stock selection also lagged within Energy as the SMID Cap Portfolio’s holdings were down 33%, compared to a 2% return for the index. We were underweight Communication Services (2% vs. 3% index weight) but the SMID Cap Portfolio’s one holding in the sector was down 33% compared to 8% for the index sector.

On a positive note, within the overweight Consumer Discretionary sector (15% vs. 11% index weight), stock selection was far superior with a 28% return, compared to 7% for the index sector. Similarly, our overweight to Health Care, combined with 31% return (13% for the index sector) was hugely additive. Lastly, within Materials, a significant underweight to this sector (1% vs. 6% index weight) was an overall positive.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018 (Unaudited)

RHJ Small Cap Portfolio

As of October 31, 2018	6 Months	Calendar YTD	1 Year
RHJ Small Cap Portfolio	-1.61%	0.55%	5.00%
Russell 2000 Index	-1.37%	-0.60%	1.85%
Russell 2000 Growth Index	-1.26%	1.11%	4.13%

The RHJ Small Cap Portfolio (“Small Cap Portfolio”) returned 5.00% for the year ended October 31, 2018, outperforming the Russell 2000 Index return of 1.85%.

The Small Cap Portfolio’s overweight to Technology (23% vs. 15% index weight) was a positive but stock selection lagged with a -7% return compared to 2% for the index. Our slight underweight to Energy (3% vs. 4% for the index) was also beneficial but the Small Cap Portfolio’s holdings returned -31% vs. -5% for the index. Lastly, within the overweight Industrials sector (25% vs. 15%), the Small Cap Portfolio’s names lagged with a -5% return, compared to -4% for the index sector names.

Unlike last year, within the overweight Health Care sector, stock selection was far superior with 36% return, compared to 16% for the index. We had a market-like weight of 11% within Consumer Discretionary but the Small Cap Portfolio’s sector names outperformed nicely, up 41% vs. 10% for the index. Lastly, within the overweight Consumer Staples sector (4% vs. 3% index weight), the Small Cap Portfolio’s names were up 14%, 5% ahead of the index.

RHJ Micro Cap Portfolio

As of October 31, 2018	6 Months	Calendar YTD	1 Year
RHJ Micro Cap Portfolio	8.08%	8.34%	5.84%
Russell Microcap Index	-2.43%	-0.54%	1.42%
Russell Microcap Growth Index	-2.97%	-1.14%	1.09%

The RHJ Micro Cap Portfolio (“Micro Cap Portfolio”) posted a return of 5.84% for the year ending October 31, 2018, outperforming the Russell Microcap Index return of 1.42%.

We had a market-like 11% weight to Consumer Discretionary but stock selection lagged with a -9% return, compared to -5% for the index. Within Industrials, a significant overweight position (25% vs. 12%) combined with a market-like return of -4%, was an overall detractor to performance. Within the underweight Energy sector,

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018 (Unaudited)

the two names that we held during the year were down a combined 28%, compared to a 4% return for the index.

On a much better note, stock selection was again strongest within Health Care this year. The Micro Cap Portfolio was underweight Health Care (19% vs. a 24% index weight) but a robust 54% return for the year was more than double the benchmark’s 24% return. Within the overweight Communication Services sector (4% vs. 3% index weight), the Micro Cap Portfolio’s holdings were up an impressive 50% compared to 10% for the index. Lastly, Materials was the worst performing sector for the index with a -7% return. The Micro Cap Portfolio’s significant underweight to Materials (0.1% vs. 3% index weight) was additive.

Investment Management Team

The RHJ Funds

November 21, 2018

This represents management’s assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Past performance is not a guarantee of future results. Mutual fund investing involves risk including the possible loss of principal. There are specific risks inherent in small cap investing, such as greater share volatility as compared to other funds that invest in stocks of companies with larger and potentially more stable market capitalizations.

Definition of Comparative Indices

Russell 2500 Index is an unmanaged index comprised of 2,500 stocks of U.S. companies with small to mid-cap market capitalizations.

Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book and higher forecasted growth values.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Microcap Index is an unmanaged index that consists of the smallest 2,000 securities in the small-cap Russell 2000 Index plus the next 2,000 securities.

Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018 (Unaudited)

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Growth of a $10,000 Investment

†	The Rice Hall James SMID Cap Portfolio commenced operations on July 30, 2004.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends but, unlike a fund’s returns, do not reflect the deduction of any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations may change at any given time; they do not constitute, and should not be considered, recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Growth of a $10,000 Investment

†	The Rice Hall James Small Cap Portfolio commenced operations on November 1, 1996.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends but, unlike a fund’s returns, do not reflect the deduction of any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations may change at any given time; they do not constitute, and should not be considered, recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2018 (Unaudited)

Growth of a $10,000 Investment

†	The Rice Hall James Micro Cap Portfolio commenced operations on July 1, 1994.

*	If the Adviser and/or Fund’s service providers had not limited certain expenses, the Fund’s total return would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends but, unlike a fund’s returns, do not reflect the deduction of any fees or expenses. If such fees and expenses were included in the index returns the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations may change at any given time; they do not constitute, and should not be considered, recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO OCTOBER 31, 2018

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.7%

	Shares	Value
COMMUNICATION SERVICES — 1.1%
Lions Gate Entertainment, Cl A	2,449	$46,92	3

CONSUMER DISCRETIONARY — 18.4%
Aaron’s	1,927	90,82	0
Children’s Place	525	78,43	5
Columbia Sportswear	970	87,57	2
Dave & Buster’s Entertainment	1,569	93,43	4
Hasbro	807	74,01	0
LCI Industries	883	61,23	6
LKQ*	3,054	83,28	2
Strategic Education	844	106,19	2
Tractor Supply	899	82,60	9
		757,59	0
CONSUMER STAPLES — 2.5%
Conagra Brands	912	32,48	1
US Foods Holding*	2,357	68,75	4
		101,23	5
ENERGY — 2.1%
Apergy*	396	15,44	0

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Core Laboratories	673	$57,367
US Silica Holdings	1,019	14,266

		87,073

FINANCIALS — 4.3%
Umpqua Holdings	2,982	57,254
Zions Bancorporation	2,553	120,119

		177,373

HEALTH CARE — 17.0%
Acadia Healthcare*	2,004	83,166
Bio-Techne	459	76,984
Centene*	323	42,093
Edwards Lifesciences*	675	99,630
Emergent BioSolutions*	1,737	106,287
Jazz Pharmaceuticals*	478	75,916
Novocure*	744	24,656
Premier, Cl A*	2,313	104,085
STERIS	790	86,355

		699,172

INDUSTRIALS — 24.5%
Aerojet Rocketdyne Holdings*	1,893	66,861
Beacon Roofing Supply*	1,759	49,094
Carlisle	777	75,050
Dover	769	63,704
Hubbell, Cl B	637	64,783
IDEX	546	69,244
KAR Auction Services	1,546	88,029
Kirby*	1,380	99,277
MasTec*	2,065	89,848
Robert Half International	979	59,259
Toro	1,060	59,710
Valmont Industries	497	61,782
WABCO Holdings*	671	72,099
Xylem	1,358	89,057

		1,007,797

INFORMATION TECHNOLOGY — 22.9%
ARRIS International*	3,620	90,029

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
CDW	942	$84,789
Ciena*	3,560	111,286
Conduent*	5,104	97,486
Dolby Laboratories, Cl A	1,339	92,137
Euronet Worldwide*	929	103,286
FLIR Systems	1,676	77,616
II-VI*	1,427	53,127
j2 Global	898	65,410
Pegasystems	1,273	68,131
Teradata*	2,669	97,152

		940,449

MATERIALS — 1.9%
PQ Group Holdings*	4,983	79,977

TOTAL COMMON STOCK (Cost $3,364,088)		3,897,589

SHORT-TERM INVESTMENT (A) — 6.5%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Institutional Shares, 2.080% (Cost $269,697)	269,697	269,697

TOTAL INVESTMENTS — 101.2% (Cost $3,633,785)		$4,167,286

Percentages are based on Net Assets of $4,116,498.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

Cl	Class

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the year ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2018, there were no Level 3 securities. For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO OCTOBER 31, 2018

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%

	Shares	Value
COMMUNICATION SERVICES — 1.4%
IMAX*	33,400	$646,624

CONSUMER DISCRETIONARY — 13.9%
Aaron’s	18,600	876,618
Chico’s FAS	60,200	461,734
Children’s Place	5,828	870,703
Dave & Buster’s Entertainment	17,700	1,054,035
Five Below*	5,500	626,010
Party City Holdco*	50,890	532,818
Shutterfly*	12,900	645,000
Stoneridge*	8,024	203,890
Strategic Education	7,900	993,978

		6,264,786

CONSUMER STAPLES — 4.5%
Calavo Growers	11,400	1,105,800
Performance Food Group*	31,300	917,716

		2,023,516

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

ENERGY — 1.7%
Oil States International*	27,600	$614,652
US Silica Holdings	11,300	158,200

		772,852

FINANCIALS — 7.1%
Banner	11,800	682,276
FirstCash	5,100	410,040
Glacier Bancorp	15,600	661,440
Great Western Bancorp	22,199	813,593
UMB Financial	10,200	651,270

		3,218,619

HEALTH CARE — 20.9%
Acadia Healthcare*	21,100	875,650
BioTelemetry*	13,600	790,160
Cambrex*	17,400	927,246
Diplomat Pharmacy*	38,400	761,856
Emergent BioSolutions*	16,200	991,278
Encompass Health	10,500	706,650
Ensign Group	20,400	755,616
Globus Medical, Cl A*	13,700	724,045
NuVasive*	15,600	876,252
Omnicell*	12,600	890,820
Premier, Cl A*	25,700	1,156,500

		9,456,073

INDUSTRIALS — 24.3%
Aerojet Rocketdyne Holdings*	20,866	736,987
Air Transport Services Group*	49,400	968,240
Albany International, Cl A	11,400	797,772
Apogee Enterprises	19,000	685,900
ASGN*	12,100	811,668
Beacon Roofing Supply*	17,300	482,843
Columbus McKinnon	20,642	758,181
Evoqua Water Technologies*	39,758	381,677
Interface, Cl A	37,800	615,762
Lindsay	6,882	658,057
MasTec*	23,759	1,033,754
Mercury Systems*	16,295	763,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
NOW*	54,200	$695,928
SPX FLOW*	21,928	750,595
Tetra Tech	12,300	812,292

		10,953,240

INFORMATION TECHNOLOGY — 19.1%
Brooks Automation	14,800	459,244
Conduent*	46,200	882,420
EPAM Systems*	7,600	907,972
II-VI*	13,400	498,882
Integrated Device Technology*	20,000	936,200
LiveRamp Holdings*	15,336	700,549
Methode Electronics	22,300	660,080
Pegasystems	15,900	850,968
Power Integrations	10,800	608,256
PTC*	7,400	609,834
Silicon Motion Technology ADR	15,195	571,180
TTM Technologies*	27,800	325,260
Verint Systems*	12,900	589,143

		8,599,988

MATERIALS — 1.4%
Carpenter Technology	14,300	623,623

TOTAL COMMON STOCK
(Cost $41,959,054)		42,559,321

SHORT-TERM INVESTMENT (A) — 5.7%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund,
Institutional Shares, 2.080%
(Cost $2,558,124)	2,558,124	2,558,124

TOTAL INVESTMENTS — 100.0%
(Cost $44,517,178)		$45,117,445

Percentages are based on Net Assets of $45,106,891.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO OCTOBER 31, 2018

(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

ADR	American Depositary Receipt
Cl	Class

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the year ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2018

SECTOR WEIGHTINGS (Unaudited)†

† Percentages based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%**

	% of Net Assets	Shares	Value

COMMUNICATION SERVICES — 3.2%
Care.com*	1.4%	40,600	$714,560
QuinStreet*	1.3	41,800	664,620
Other Securities*	0.5		263,874

			1,643,054

CONSUMER DISCRETIONARY — 8.9%
Clarus	1.4	75,800	742,840
Core-Mark Holding	1.5	20,645	792,975
Del Taco Restaurants*	1.2	55,700	607,130
Marcus	1.3	17,300	675,046
MCBC Holdings*	1.6	27,300	810,264
Modine Manufacturing*	1.0	40,500	526,905
Other Securities*	0.9		473,872

			4,629,032

CONSUMER STAPLES — 3.7%
Farmer Brothers*	1.0	22,600	544,886
Inter Parfums	1.6	13,700	808,163
Landec*	1.1	41,700	570,873

			1,923,922

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	% of Net Assets	Shares	Value

ENERGY — 2.3%
NCS Multistage Holdings*	1.0%	46,300	$523,190
Solaris Oilfield Infrastructure, Cl A*	1.3	49,600	654,720

			1,177,910

FINANCIALS — 7.8%
Donnelley Financial Solutions*	1.1	37,100	576,905
First Busey	1.2	23,000	642,160
Heritage Financial	1.4	22,800	746,016
People’s Utah Bancorp	1.2	17,713	593,563
Other Securities*	2.9		1,504,533

			4,063,177

HEALTH CARE — 18.3%
Anika Therapeutics*	1.1	16,800	600,768
BioSpecifics Technologies*	1.5	12,400	759,748
BioTelemetry*	1.4	12,600	732,060
NeoGenomics*	1.8	50,800	936,752
Repligen*	1.3	12,500	677,750
STAAR Surgical*	1.3	17,200	689,892
Surmodics*	1.1	9,500	602,585
Tactile Systems Technology*	1.5	11,800	772,664
Vocera Communications*	1.4	21,300	739,323
Other Securities*	5.9		3,066,564

			9,578,106

INDUSTRIALS — 23.8%
AAR	1.5	16,300	775,554
Air Transport Services Group*	1.2	31,600	619,360
CBIZ*	1.4	33,600	745,248
Columbus McKinnon	1.2	16,766	615,815
DMC Global	1.6	21,770	839,234
ESCO Technologies	1.4	11,700	716,274
Exponent	1.4	14,500	731,670
Kornit Digital*	1.3	37,500	692,250
Park-Ohio Holdings	1.0	16,200	535,896
Radiant Logistics*	1.1	101,100	549,984
Resources Connection	1.4	45,100	736,032
SP Plus*	1.1	18,600	594,456
Sterling Construction*	1.4	62,600	711,136

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2018

COMMON STOCK — continued

	% of Net Assets	Shares	Value

INDUSTRIALS — continued
TPI Composites*	1.1%	23,019	$581,460
Willdan Group*	1.4	24,500	739,900
Other Securities*	4.3		2,252,931

			12,437,200

INFORMATION TECHNOLOGY — 27.4%
Airgain*	1.3	53,800	690,254
AXT*	1.2	91,900	605,621
Brooks Automation	1.3	21,200	657,836
CalAmp*	1.3	33,100	660,014
DSP Group*	1.0	42,700	522,221
Hackett Group	1.2	31,800	650,946
Kimball Electronics*	1.4	40,900	752,560
LivePerson*	1.3	29,300	662,180
Materialise ADR*	1.5	52,005	767,074
Mesa Laboratories	1.1	3,200	584,608
Mitek Systems*	1.4	77,700	712,509
Model N*	1.5	51,874	796,784
MTS Systems	1.6	17,300	819,155
Perficient*	1.2	24,400	610,488
Ribbon Communications*	1.3	103,100	701,080
Silicom*	1.4	17,500	752,500
Virtusa*	1.5	15,900	788,481
Other Securities*	4.9		2,585,201

			14,319,512

TOTAL COMMON STOCK
(Cost $41,366,013)			49,771,913

SHORT-TERM INVESTMENT (A) — 2.4%

CASH EQUIVALENT
Dreyfus Treasury Cash Management
Fund, Institutional Shares, 2.080%

(Cost $1,269,588)	2.4	1,269,588	1,269,588

TOTAL INVESTMENTS — 97.8%
(Cost $42,635,601)			$51,041,501

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO OCTOBER 31, 2018

Percentages are based on Net Assets of $52,201,015.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

ADR	American Depositary Receipt
Cl	Class

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the year ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities.” For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $3,633,785, $44,517,178 and $42,635,601, respectively)	$4,167,286	$45,117,445	$51,041,501
Receivable Due from Investment Adviser	3,985	2,113	—
Dividends Receivable	1,503	8,850	3,133
Reclaim Receivable	22	—	—
Receivable for Investment Securities Sold	—	374,458	1,349,241
Receivable for Capital Shares Sold	—	21,910	26,470
Prepaid Expenses	10,852	14,766	13,729

Total Assets	4,183,648	45,539,542	52,434,074

Liabilities:
Payable for Investment Securities Purchased	54,057	302,757	122,809
Distribution Fees Payable (Investor Class)	3,049	—	—
Payable to Administrator	691	7,674	8,622
Payable to Trustees	381	4,254	4,757
Chief Compliance Officer Fees Payable	143	1,597	1,786
Payable to Investment Adviser	—	—	25,474
Payable for Capital Shares Redeemed	—	22,290	—
Other Accrued Expenses	8,829	94,079	69,611

Total Liabilities	67,150	432,651	233,059

Net Assets	$4,116,498	$45,106,891	$52,201,015

Net Assets Consist of:
Paid-in Capital	$3,030,848	$35,023,420	$34,436,768
Total Distributable Earnings	1,085,650	10,083,471	17,764,247

Net Assets	$4,116,498	$45,106,891	$52,201,015

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	4,102,671	1,455,957

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	183,381	N/A	N/A

Net Asset Value,
Per share* — Institutional Class	N/A	$10.99	$35.85

Net Asset Value,
Per share* — Investor Class	$22.45	N/A	N/A

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 in the Notes to Financial Statements.

Amounts designated as “—“ are either $0 or have been rounded to $ 0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS FOR THE YEAR ENDED OCTOBER 31, 2018

STATEMENTS OF OPERATIONS

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends	$40,656	$289,628	$245,986
Less: Foreign Taxes Withheld	(325)	—	—

Total Investment Income	40,331	289,628	245,986

Expenses
Investment Advisory Fees	39,935	425,285	394,336
Distribution Fees (Investor Class)	7,987	—	—
Shareholder Servicing Fees	—	183,324	55,308
Administration Fees	7,887	94,451	93,485
Trustees’ Fees	1,464	17,010	17,122
Chief Compliance Officer Fees	540	4,622	4,701
Transfer Agent Fees	23,370	55,368	54,200
Registration and Filing Fees	18,675	22,699	25,058
Custodian Fees	5,000	5,000	5,000
Printing Fees	2,856	11,713	9,494
Audit Fees	2,078	27,321	24,600
Legal Fees	1,922	24,451	22,816
Other Expenses	2,777	23,505	22,280

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	114,491	894,749	728,400

Less:
Waiver of Investment Advisory Fees	(39,935)	(364,224)	(68,109)
Reimbursement of Other Operating Expenses	(30,338)	—	—
Fees Paid Indirectly(1)	(333)	(25,177)	(4,935)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	43,885	505,348	655,356

Net Investment Loss	(3,554)	(215,720)	(409,370)

Net Realized Gain on Investments	565,170	9,959,324	9,988,328
Net Change in Unrealized Appreciation (Depreciation) on Investments	(400,587)	(6,270,815)	(6,520,444)

Total Net Realized and Unrealized
Gain on Investments	164,583	3,688,509	3,467,884

Net Increase in Net Assets
Resulting from Operations	$161,029	$3,472,789	$3,058,514

(1)	See Note 4 in the Notes to Financial Statements.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2018	2017
Operations:
Net Investment Loss	$(3,554)	$(6,983)
Net Realized Gain on Investments	565,170	280,243
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(400,587)	586,121

Net Increase in Net Assets
Resulting in Operations	161,029	859,381

Capital Share Transactions:
Issued	98,586	119,558
Redeemed	(577,682)	(607,058)

Net Decrease in Net Assets from
Capital Share Transactions	(479,096)	(487,500)

Total Increase (Decrease) in Net Assets	(318,067)	371,881

Net Assets:
Beginning of Year	4,434,565	4,062,684

End of Year(1)	$4,116,498	$4,434,565

Shares Issued and Redeemed:
Issued	4,167	5,639
Redeemed	(25,124)	(29,805)

Net Decrease in Shares Outstanding from Share Transactions	(20,957)	(24,166)

(1)	Includes accumulated net investment loss of ($7,898), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2018	2017
Operations:
Net Investment Loss	$(215,720)	$(139,885)
Net Realized Gain on Investments	9,959,324	2,955,069
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(6,270,815)	2,819,581

Net Increase in Net Assets
Resulting in Operations	3,472,789	5,634,765

Distributions (1)	(2,911,003)	(1,695,598)

Capital Share Transactions:
Issued	27,368,785	15,786,435
Reinvestment of Distributions	2,889,070	1,677,376
Redeemed	(33,917,179)	(14,623,169)

Net Increase (Decrease) in Net Assets from
Capital Share Transactions	(3,659,324)	2,840,642

Total Increase (Decrease) in Net Assets	(3,097,538)	6,779,809

Net Assets:
Beginning of Year	48,204,429	41,424,620

End of Year(2)	$45,106,891	$48,204,429

Shares Issued and Redeemed:
Issued	2,454,138	1,437,739
Reinvestment of Distributions	266,028	159,598
Redeemed	(2,935,962)	(1,356,395)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(215,796)	240,942

(1)

Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. See Note 10 in the Notes to Financial Statements.

(2)	Includes accumulated net investment loss of ($144,838), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2018	2017
Operations:
Net Investment Loss	$(409,370)	$(459,183)
Net Realized Gain on Investments	9,988,328	6,520,587
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(6,520,444)	6,678,279

Net Increase in Net Assets
Resulting in Operations	3,058,514	12,739,683

Distributions (1)	(5,688,859)	—

Capital Share Transactions:
Issued	4,232,105	3,200,962
Reinvestment of Distributions	5,232,018	—
Redemption Fees(2)	94	2,264
Redeemed	(5,552,133)	(9,911,395)

Net Increase (Decrease) in Net Assets from
Capital Share Transactions	3,912,084	(6,708,169)

Total Increase in Net Assets	1,281,739	6,031,514

Net Assets:
Beginning of Year	50,919,276	44,887,762

End of Year(3)	$52,201,015	$50,919,276

Shares Issued and Redeemed:
Issued	122,821	94,201
Reinvestment of Distributions	155,391	—
Redeemed	(156,606)	(296,858)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	121,606	(202,657)

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. See Note 10 in the Notes to Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes accumulated net investment loss of ($200,798), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Year

	Years Ended October 31,
Investor Class	2018	2017	2016	2015	2014
Net Asset Value,
Beginning of Year	$21.70	$17.78	$19.11	$19.25	$17.87

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.02)	(0.03)	(0.05)	(0.05)	(0.09)
Net Realized and Unrealized Gain (Loss)	0.77	3.95	(1.28)	(0.09)*	1.47

Total from Investment Operations	0.75	3.92	(1.33)	(0.14)	1.38

Net Asset Value,
End of Year	$22.45	$21.70	$17.78	$19.11	$19.25

Total Return†	3.46%	22.05%	(6.96)%	(0.73)%	7.72%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$4,116	$4,435	$4,063	$4,539	$5,076
Ratio of Net Expenses to Average Net Assets	1.00%(2)	1.00%(3)	1.14%(3)	1.40%(3)	1.40%(3)
Ratio of Expenses to Average Net Assets
(Excluding Waivers, Reimbursements and Fees
Paid Indirectly)	2.58%	2.65%	2.84%	2.88%	2.71%
Ratio of Net Investment Loss to Average Net Assets	(0.08)%	(0.16)%	(0.25)%	(0.26)%	(0.46)%
Portfolio Turnover Rate	48%	38%	49%	51%	50%

(1)	Per share calculations were performed using average shares for the year.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 1 basis point (bps).

(3)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these offsets were excluded, the ratios would have increased by 1 basis point (bps), 1 bps, 1 bps, and 2 bps, respectively.

*

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

†

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Year

	Years Ended October 31,
Institutional Class	2018	2017	2016	2015	2014
Net Asset Value,
Beginning of Year	$11.16	$10.16	$13.61	$17.40	$17.88

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.05)	(0.03)	(0.04)	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss)	0.60	1.48	(0.64)	0.83	1.23

Total from Investment Operations	0.55	1.45	(0.68)	0.77	1.17

Distributions from:
Net Realized Gain	(0.72)	(0.45)	(2.77)	(4.56)	(1.65)

Total Distributions	(0.72)	(0.45)	(2.77)	(4.56)	(1.65)

Net Asset Value,
End of Year	$10.99	$11.16	$10.16	$13.61	$17.40

Total Return†	5.00%	14.49%	(5.18)%	5.35%	7.21%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$45,107	$48,204	$41,425	$48,215	$73,780
Ratio of Net Expenses to Average Net Assets	1.00%(2)	0.97%(3)	1.07%(3)	1.19%(3)	1.22%(3)
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	1.68%	1.66%	1.56%	1.67%	1.51%
Ratio of Net Investment Loss to Average Net Assets	(0.41)%	(0.32)%	(0.35)%	(0.42)%	(0.38)%
Portfolio Turnover Rate	103%	84%	54%	47%	46%

(1)	Per share calculations were performed using average shares for the year.
(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 5 basis point (bps).

(3)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these offsets were excluded, the ratios would have increased by 3 basis points (bps), 2 bps, 6 bps, and 3 bps, respectively.

†

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Year

	Years Ended October 31,
Institutional Class	2018	2017	2016	2015	2014
Net Asset Value,
Beginning of Year	$38.16	$29.20	$27.53	$27.50	$26.59

Income (Loss) from
Investment Operations:
Net Investment Loss(1)	(0.28)	(0.33)	(0.11)	(0.33)	(0.27)
Net Realized and Unrealized Gain	2.23	9.29	1.78	0.36	1.17

Total from Investment Operations	1.95	8.96	1.67	0.03	0.90

Redemption Fees	—(2)	—(2)	—(2)	—(2)	0.01

Distributions from:
Net Realized Gain	(4.26)	—	—	—	—

Total Distributions	(4.26)	—	—	—	—

Net Asset Value,
End of Year	$35.85	$38.16	$29.20	$27.53	$27.50

Total Return†	5.84%‡	30.68%‡	6.07%‡	0.11%‡	3.42%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$52,201	$50,919	$44,888	$43,493	$39,078
Ratio of Net Expenses to Average Net Assets	1.25%(3)	1.25%(4)	1.36%(4)	1.60%(4)	1.53%(4)
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	1.39%	1.47%	1.55%	1.71%	1.54%
Ratio of Net Investment Loss to Average Net Assets	(0.78)%	(0.97)%	(0.40)%	(1.14)%	(0.99)%
Portfolio Turnover Rate	64%	48%	62%	71%	57%

(1)	Per share calculations were performed using average shares for the year.
(2)	Value is less than $0.01 per share.
(3)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly and commission recapture. If these amounts were included, the ratios would have decreased by 1 basis point (bps).

(4)

The Ratio of Expenses to Average Net Assets includes the effect of fees paid indirectly. If these offsets were excluded, the ratios would have increased by 3 basis point (bps), 1 bps, 1 bps, and 4 bps, respectively.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of the Rice Hall James SMID Cap Portfolio (“SMID Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”) and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the SMID Cap Portfolio is maximum capital appreciation. The SMID Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small-and-mid-cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2500 Index at reconstitution each June. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2018, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2018, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended October 31, 2018, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $94 and $2,264, for the years ended October 31, 2018 and October 31, 2017, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

4. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2018, the SMID Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio paid $7,887, $94,451 and $93,485, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the SMID Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the SMID Cap Portfolio’s average daily net assets attributable to Investor Class shares from this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $238, $23,928 and $4,152, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

& Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the year ended October 31, 2018, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $95, $1,249 and $783, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the SMID Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2019. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation
SMID Cap Portfolio	1.00%
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

As of October 31, 2018, the Adviser may seek as reimbursement of previously waived fees for the Funds as follows:

RHJ Fund	Expiring 2019	Expiring 2020	Expiring 2021	Total
SMID Cap Portfolio	$71,956	$72,448	$70,273	$214,677
Small Cap Portfolio	212,011	283,074	364,224	859,309
Micro Cap Portfolio	75,076	97,026	68,109	240,211

6. Investment Transactions:

For the year ended October 31, 2018, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales
SMID Cap Portfolio	$1,994,927	$2,460,781
Small Cap Portfolio	51,393,380	57,199,049
Micro Cap Portfolio	32,483,288	34,364,757

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period in which the differences arise.

Permanent book and tax basis differences are primarily attributable to net operating losses which have been classified to (from) the following for the year ended October 31, 2018:

RHJ Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
SMID Cap Portfolio	$11,451	$(11,451)
Small Cap Portfolio	360,560	(360,560)
Micro Cap Portfolio	610,169	(610,169)

These reclassifications have no impact on net assets or net asset value per share.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund	Long-Term Capital Gains	Total

Small Cap Portfolio

2018	$2,911,003	$2,911,003

2017	1,695,598	1,695,598

Micro Cap Portfolio

2018	5,688,859	5,688,859

2017	—	—

There were no distributions declared during the last two years ended October 31 in the SMID Cap Portfolio.

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Total Distributable Earnings
SMID Cap Portfolio	$12,554	$540,435	$532,661	$1,085,650
Small Cap Portfolio	1,316,883	8,345,077	421,511	10,083,471
Micro Cap Portfolio	573,689	8,807,401	8,383,157	17,764,247

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. During the fiscal year ended October 31, 2018, the Fund had no utilized capital loss to offset capital gains. There were no remaining loss carryforwards as of October 31, 2018.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2018, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
SMID Cap Portfolio	$3,634,625	$732,687	$(200,026)	$532,661
Small Cap Portfolio	44,695,934	4,455,301	(4,033,790)	421,511
Micro Cap Portfolio	42,658,344	11,387,551	(3,004,394)	8,383,157

The preceding differences between book and tax cost are primarily due to wash sales.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

8. Concentration of Risks:

Equity Risk (SMID Cap Portfolio, Small Cap Portfolio, Micro Cap Portfolio) — Since it purchases equity securities, the Funds are subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) — The small-capitalization companies in which the Funds will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (SMID Cap Portfolio, Small Cap Portfolio, Micro Cap Portfolio) — The Funds pursue a “growth style” of investing, meaning that the Funds invest in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Funds may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Small- and Mid-Capitalization Company Risk (SMID Cap Portfolio) — The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events as compared to larger, more established companies.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

In particular, investments in these small and medium-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

9. Other:

At October 31, 2018, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership
SMID Cap Portfolio	2	60%
Small Cap Portfolio	2	42%
Micro Cap Portfolio	1	44%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies focus on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacts the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net realized gain.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

11. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund and Shareholders of

Rice Hall James SMID Cap Portfolio,

Rice Hall James Small Cap Portfolio and

Rice Hall James Micro Cap Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Rice Hall James SMID Cap Portfolio, Rice Hall James Small Cap Portfolio, and Rice Hall James Micro Cap Portfolio, each a series of shares of beneficial interest in The Advisors’ Inner Circle Fund (the “Funds”), including the schedules of investments for Rice Hall James SMID Cap Portfolio and Rice Hall James Small Cap Portfolio and the summary schedule of investments for Rice Hall James Micro Cap Portfolio, as of October 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the years in the two-year period ended October 31, 2015 were audited by other auditors whose report, dated December 24, 2015, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Advisors’ Inner Circle Fund since 2013.

Philadelphia, Pennsylvania

December 20, 2018

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (May 1, 2018 through October 31, 2018).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/18	10/31/18	Ratios	Period*
Actual Fund Return
SMID Cap Portfolio	$1,000.00	$982.10	0.99%	$4.95
Small Cap Portfolio	1,000.00	983.90	0.95	4.75
Micro Cap Portfolio	1,000.00	1,080.80	1.25	6.56
Hypothetical 5% Return
SMID Cap Portfolio	$1,000.00	$1,020.21	0.99%	$5.04
Small Cap Portfolio	1,000.00	1,020.42	0.95	4.84
Micro Cap Portfolio	1,000.00	1,018.90	1.25	6.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).

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THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, years of birth, positions with the Trust, lengths of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years

INTERESTED TRUSTEES[3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, 2007 to 2013. President and Director of SEI Opportunity Fund, L.P. to 2010. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Executive Vice President and General Counsel of SEI Investments since 2004.
INDEPENDENT TRUSTEES[4]
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)

Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

Trustees.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-474-5669. The following chart lists Trustees and Officers as of October 31, 2018.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.
Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Bruce R. Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
Tracie E. Ahern (Born: 1968)	Trustee (Since 2018)	Principal, Danesmead Partners since 2016; Chief Operating Officer/Chief Financial Officer, Brightwood Capital Advisors LLC, 2015 to 2016; Advisor, Brightwood Capital Advisors LLC, 2016; Chief Financial Officer, Soros Fund Management LLC, 2007 to 2015.
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

None.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017. Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

Other Directorships
Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)

Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

Other Directorships
Held in the Past Five Years

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

BOARD CONSIDERATIONS IN RE-APPROVING THE INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 22, 2018 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

SHAREHOLDERS VOTING RESULTS (Unaudited)

A Special Meeting of the Shareholders of The Advisors’ Inner Circle Fund (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 2,467,951,273 outstanding shares, 1,333,842,157 shares were voted representing 54.05% of the eligible outstanding shares. The results of the election are as follows:

Trustee/Nominee	Shares Voted For	Shares Withheld	Percentage Voted in Favor of	Percentage Withheld
Robert Nesher	1,280,261,954	58,538,573	95.63%	4.37%
N. Jeffrey Klauder	1,292,711,736	46,088,791	96.56	3.44
Joseph T. Grause, Jr.	1,279,204,698	59,595,829	95.55	4.45
Mitchell A. Johnson	1,260,036,047	78,764,480	94.12	5.88
Betty L. Krikorian	1,278,672,397	60,128,130	95.51	4.49
Bruce Speca	1,279,095,054	59,705,473	95.54	4.46
George J. Sullivan, Jr.	1,266,623,410	72,177,117	94.61	5.39
Tracie E. Ahern	1,298,017,704	40,782,823	96.95	3.05

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS OCTOBER 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Fund is designating the following items with regard to distributions paid during the year.

	Ordinary Income Distribution	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	Interest Related Dividends (3)	Short-term Capital Gain Dividends (4)
SMID Cap Portfolio	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Small Cap Portfolio	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Micro Cap Portfolio	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%

*	Percentages are calculated over taxable distributions.
(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(4)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2018. Complete information will be computed and reported with your 2018 Form 1099-DIV.

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RHJ-AR-001-1700

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Tracie E. Ahern and George Sullivan, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$101,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$6,000(2)	None	None	$30,000	None	$120,500
(d)	All Other Fees	None	None	None	None	None	None

(2)	Tax compliance services provided to affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$936,860	None	None	$896,975	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$19,532(3)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(3)	Tax compliance services for Westwood Emerging Markets Fund.

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$170,000	None	None	$162,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$89,000(4)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(4)	Tax return preparation.

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$107,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $6,000 and $150,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $19,532 and $62,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $89,000 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2018

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%**

	Shares	Value

COMMUNICATION SERVICES — 3.2%
Care.com*	40,600	$714,560
QuinStreet*	41,800	664,620
Vonage Holdings*	19,900	263,874

		1,643,054

CONSUMER DISCRETIONARY — 8.9%
Clarus	75,800	742,840
Core-Mark Holding	20,645	792,975
Del Taco Restaurants*	55,700	607,130
Express*	53,788	473,872
Marcus	17,300	675,046
MCBC Holdings*	27,300	810,264
Modine Manufacturing*	40,500	526,905

		4,629,032

CONSUMER STAPLES — 3.7%
Farmer Brothers*	22,600	544,886
Inter Parfums	13,700	808,163
Landec*	41,700	570,873

		1,923,922

ENERGY — 2.3%
NCS Multistage Holdings*	46,300	523,190
Solaris Oilfield Infrastructure, Cl A*	49,600	654,720

		1,177,910

FINANCIALS — 7.8%
Carolina Financial	15,100	499,659
Donnelley Financial Solutions*	37,100	576,905
EZCORP, Cl A*	49,800	495,012
First Busey	23,000	642,160
Guaranty Bancshares	17,098	509,862
Heritage Financial	22,800	746,016
People’s Utah Bancorp	17,713	593,563

		4,063,177

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 18.3%
ANI Pharmaceuticals*	10,300	$499,859
Anika Therapeutics*	16,800	600,768
BioSpecifics Technologies*	12,400	759,748
BioTelemetry*	12,600	732,060
Castlight Health, Cl B*	114,637	283,153
CryoPort*	40,500	449,550
Eagle Pharmaceuticals*	8,100	398,844
Lantheus Holdings*	31,200	435,864
LeMaitre Vascular	18,500	493,950
NeoGenomics*	50,800	936,752
Repligen*	12,500	677,750
STAAR Surgical*	17,200	689,892
Surmodics*	9,500	602,585
Tactile Systems Technology*	11,800	772,664
U.S. Physical Therapy	4,700	505,344
Vocera Communications*	21,300	739,323

		9,578,106

INDUSTRIALS — 23.8%
AAR	16,300	775,554
Air Transport Services Group*	31,600	619,360
CBIZ*	33,600	745,248
CIRCOR International	15,600	507,156
Columbus McKinnon	16,766	615,815
CRA International	7,800	328,770
DMC Global	21,770	839,234
DXP Enterprises*	15,263	485,058
ESCO Technologies	11,700	716,274
Exponent	14,500	731,670
Kornit Digital*	37,500	692,250
Lydall*	15,600	465,972
Park-Ohio Holdings	16,200	535,896
Radiant Logistics*	101,100	549,984

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Resources Connection	45,100	$736,032
SP Plus*	18,600	594,456
Sterling Construction*	62,600	711,136
Titan Machinery*	32,700	465,975
TPI Composites*	23,019	581,460
Willdan Group*	24,500	739,900

		12,437,200

INFORMATION TECHNOLOGY — 27.4%
Airgain*	53,800	690,254
Aquantia*	33,000	315,480
Asure Software*	37,700	419,978
AXT*	91,900	605,621
Brooks Automation	21,200	657,836
CalAmp*	33,100	660,014
DSP Group*	42,700	522,221
ePlus*	6,000	509,280
Hackett Group	31,800	650,946
International Money Express*	37,439	452,638
Kimball Electronics*	40,900	752,560
LivePerson*	29,300	662,180
Materialise ADR*	52,005	767,074
Mesa Laboratories	3,200	584,608
Mitek Systems*	77,700	712,509
Model N*	51,874	796,784
MTS Systems	17,300	819,155
Napco Security Technologies*	29,500	415,065
nLight*	26,500	472,760
Perficient*	24,400	610,488
Ribbon Communications*	103,100	701,080

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Silicom*	17,500	$752,500
Virtusa*	15,900	788,481

		14,319,512

TOTAL COMMON STOCK (Cost $41,366,013)		49,771,913

SHORT-TERM INVESTMENT (A) — 2.4%

CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund,
Institutional Shares, 2.080%
(Cost $1,269,588)	1,269,588	1,269,588

TOTAL INVESTMENTS — 97.8%
(Cost $42,635,601)		$51,041,501

Percentages are based on Net Assets of $52,201,015.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of October 31, 2018.

ADR	American Depositary Receipt
Cl	Class

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the year ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund

and the Shareholders of Rice Hall James Micro Cap Portfolio

Opinion on the Financial Statements

We have audited the accompanying schedule of investments of Rice Hall James Micro Cap Portfolio, a series of shares of beneficial interest in The Advisors’ Inner Circle Fund (the “Fund”), as of October 31, 2018 (included in Item 6 of this Form N-CSR). In our opinion, the schedule of investments presents fairly, in all material respects, the investments in securities of the Fund as of October 31, 2018, in conformity with accounting principles generally accepted in the United State of America.

Basis for Opinion

The schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s schedule of investments based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the schedule of investments is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the schedule of investments, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the schedule of investments. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the schedule of investments. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Advisors’ Inner Circle Fund since 2013.

Philadelphia, Pennsylvania

December 20, 2018

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.